EARNINGS PER SHARE (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 03, 2016	Mar. 03, 2016	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			1,317,000	1,170,000	1,170,000
Net (loss) income from continuing operations after non-controlling interest | $			$ (8,880)	$ (264,861)	$ 117,010
Net (loss) income attributable to the Company | $			$ (8,880)	$ (264,861)	$ 117,010
Weighted average shares outstanding, basic and diluted (in 000's) | shares			169,810,000	169,809,000	156,973,000
Reverse stock split, conversion ratio	0.2	5			5
Cash dividends per share declared | $ / shares			$ 0.00	$ 0.30	$ 1.05